Changes in accounting policies - Lease Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Weighted average interest rate		7.00%
Operating lease commitment disclosed as at December 31, 2018			$ 17,770
Discounted using the lessee's incremental borrowing rate as at the date of initial application		$ 14,110
Add: Finance lease liabilities previously recognized as at December 31, 2018		5,695	$ 5,695
Less: Short term leases not recognized under IFRS 16		(122)
Total lease liabilities	$ 19,751	19,683
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total lease liabilities		$ 13,988